Risks and concentration - Credit risk (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Risks and Concentration
Cash and cash equivalents	$ 38,869			$ 27,758
Time deposits	93			1,430
Geographic concentration risk | Singapore | Cash and cash equivalents
Risks and Concentration
Cash and cash equivalents	6,484			12,322
Cash, insured amount		$ 100
Geographic concentration risk | Singapore | Time deposits
Risks and Concentration
Time deposits	93			89
Geographic concentration risk | Hong Kong | Cash and cash equivalents
Risks and Concentration
Cash and cash equivalents	$ 8,267			$ 4,972
Cash, insured amount			$ 800